INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of tax expense

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Current income tax	$123,799	$53,034
Mexican Special Mining Duty	18,370	16,010
Ontario Mining Tax	16,782	—
Withholding taxes	5,792	858
Deferred income tax expense (recovery)	(9,425)	15,722
Deferred Mexican Special Mining Duty	260	1,657
Deferred Ontario Mining Tax	(1,426)	—
Tax expense	$154,152	$87,281

Schedule of reconciliation of effective tax rate

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Income before tax	$261,047	$176,262
Statutory income tax rate	26.8%	26.8%

Expected income tax	$69,961	$47,240
Differences in tax rates between the Canadian parent and subsidiaries	3,279	8,275
Items not deductible for tax purposes	2,382	1,554
Share based compensation	2,451	1,239
Change in unrecognized deductible temporary differences	24,375	4,643
Revisions to prior period estimates	(1,381)	716
Effect of changes in foreign exchange rates	(7,527)	12,485
Inflationary adjustment and other	(2,133)	(2,680)
Mining taxes	24,331	12,189
Withholding tax expense	5,792	858
Adjustment subject to initial recognition exemption	727	762
Non-deductible mark-to-market adjustment on financial instruments	31,895	—
Total income taxes	$154,152	$87,281
Effective tax rate	59.1%	49.5%

Schedule of unrecognized deductible temporary differences

	December 31,	December 31,
	2025	2024
Mineral properties and exploration expenditures	$131,230	$110,034
Equipment	1,178	1,198
Site closure provisions	15,725	6,436
Financing cost	2,459	1,533
Accrued liabilities	525	935
Convertible note	13,580	—
Non-capital losses	93,372	60,808
Capital losses	21,197	—
Intercompany debt	34,706	—
Other	9,766	6,274
Unrecognized deductible temporary differences	$323,738	$187,218

Schedule of recognized deferred tax assets and liabilities

	December 31,	December 31,
	2025	2024
Properties, plant and equipment	$(281,008)	$(20,846)
Inventory	(5,423)	(3,606)
Mining royalties	1,768	1,169
Accrued liabilities	7,750	600
Site closure provisions	22,328	—
Long term debt	(1,324)	—
Non-capital losses	651	841
Capital losses	1,324	—
Intercompany debt	(4,337)	—
Mining tax deduction	11,409	4,994
Derivatives assets and liabilities	—	(841)
Other	1,975	117
Recognized deferred tax assets (liabilities)	$(244,887)	$(17,572)

Schedule of deductible temporary differences expiry dates

		Tax losses	December 31
		expire in years	2025	2024
Operating losses	Canada	2028 to 2045	$80,919	$54,573
	Panama	2026 to 2030	918	712
	United States	indefinite	16,857	8,982
Capital losses	Canada	Indefinite	31,077	3,930